Earnings per share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings per share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	For the Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Numerator:
Net income attributable to Jumei International Holding Limited	156,567	405,141	122,916
Redeemable Preferred Shares redemption value accretion	(11,123)	(4,629)	-
Income allocation to participating preferred shares	(46,473)	(55,984)	-
Numerator for basic and diluted income per share attributable to Jumei's ordinary shareholders	98,971	344,528	122,916

Denominator:
Weighted average number of ordinary shares – basic	59,475,739	115,090,686	145,901,672
Dilutive effect of share options	4,093,946	5,301,794	3,848,667
Dilutive effect of RSUs	-	450	8,486
Dilutive effect of Founders' shares	19,627,103	4,824,124	-
Weighted average number of ordinary shares – diluted	83,196,788	125,217,054	149,758,825

Net income per share attributable to Jumei's ordinary shareholders
- Basic	1.66	2.99	0.84
- Diluted	1.19	2.75	0.82